Note 5 - Property and Equipment (Details Narrative) - CAD	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Property, Plant and Equipment [Abstract]
Depreciation	CAD 520,838	CAD 385,210	CAD 377,849
Depreciation expense within cost of goods sold	CAD 13,877	CAD 0	CAD 0